Expense Example, No Redemption - FidelityGlobalCommodityStockFund-AMCIZPRO - FidelityGlobalCommodityStockFund-AMCIZPRO - Fidelity Global Commodity Stock Fund	Dec. 30, 2024 USD ($)
Fidelity Advisor Global Commodity Stock Fund - Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	919
5 Years	1,172
10 Years	1,892
Fidelity Advisor Global Commodity Stock Fund - Class C
Expense Example, No Redemption:
1 Year	193
3 Years	597
5 Years	1,026
10 Years	2,027
Fidelity Advisor Global Commodity Stock Fund - Class M
Expense Example, No Redemption:
1 Year	488
3 Years	778
5 Years	1,089
10 Years	1,971
Fidelity Advisor Global Commodity Stock Fund - Class I
Expense Example, No Redemption:
1 Year	91
3 Years	284
5 Years	493
10 Years	1,096
Fidelity Advisor Global Commodity Stock Fund - Class Z
Expense Example, No Redemption:
1 Year	78
3 Years	243
5 Years	422
10 Years	$ 942